Property, Plant and Equipment, Net (Details) ¥ in Thousands, $ in Thousands	9 Months Ended
	Sep. 30, 2020 CNY (¥)	Sep. 30, 2019 CNY (¥)	Sep. 30, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Property, Plant and Equipment [Line Items]
Property and equipment	¥ 7,402,731			¥ 7,157,319
Less: Accumulated depreciation	(2,179,256)			(1,548,977)
Less: Accumulated impairment	(90,888)			(75,278)
Total property, plant and equipment, net	5,132,587		$ 755,948	5,533,064
Depreciation expenses	760,614	¥ 672,648
Mold and tooling
Property, Plant and Equipment [Line Items]
Property and equipment	2,402,226			1,898,975
Leasehold Improvements
Property, Plant and Equipment [Line Items]
Property and equipment	981,042			1,025,570
Production facilities
Property, Plant and Equipment [Line Items]
Property and equipment	897,836			869,819
Building and construction
Property, Plant and Equipment [Line Items]
Property and equipment	834,440			828,958
Charging & battery swap infrastructure
Property, Plant and Equipment [Line Items]
Property and equipment	623,530			608,919
R&D equipment
Property, Plant and Equipment [Line Items]
Property and equipment	396,088			400,461
Computer and electronic equipment
Property, Plant and Equipment [Line Items]
Property and equipment	377,583			428,028
Purchased software
Property, Plant and Equipment [Line Items]
Property and equipment	343,757			341,379
Construction in process
Property, Plant and Equipment [Line Items]
Property and equipment	175,381			475,977
Others
Property, Plant and Equipment [Line Items]
Property and equipment	¥ 370,848			¥ 279,233